Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Segment and corporate information
Revenue from contracts with customers	€ 4,314,510	€ 4,559,546	€ 12,987,628	€ 13,494,311
Revenue from insurance contracts	429,946	356,382	1,205,997	927,009
Revenue from lease contracts	15,706	20,309	57,497	44,411
Revenue	4,760,162	4,936,237	14,251,122	14,465,731
Operating income (loss)	462,696	324,228	1,133,498	941,792
Interest	(82,170)	(88,717)	(255,688)	(251,832)
Income before income taxes	380,526	235,511	877,810	689,960
Depreciation and amortization	(372,093)	(392,638)	(1,143,590)	(1,210,307)
Impairment loss	6,299	(61,394)	(121,666)	(115,730)
Income (loss) from equity method investees	41,248	22,635	102,730	98,419
Total assets	32,510,801	35,634,696	32,510,801	35,634,696	€ 33,929,808
thereof investment in equity method investees	690,794	705,102	690,794	705,102	€ 642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets	331,332	250,526	916,982	876,830
Health care services
Segment and corporate information
Revenue from contracts with customers	3,292,628	3,570,987	9,986,979	10,541,719
Revenue from insurance contracts	429,946	356,382	1,205,997	927,009
Revenue	3,722,574	3,927,369	11,192,976	11,468,728
Health care products
Segment and corporate information
Revenue from contracts with customers	1,021,882	988,559	3,000,649	2,952,592
Revenue from lease contracts	15,706	20,309	57,497	44,411
Revenue	1,037,588	1,008,868	3,058,146	2,997,003
Total Segment
Segment and corporate information
Revenue from contracts with customers	4,314,510	4,559,546	12,987,628	13,494,311
Revenue from insurance contracts	429,946	356,382	1,205,997	927,009
Revenue from lease contracts	15,706	20,309	57,497	44,411
Revenue	4,760,162	4,936,237	14,251,122	14,465,731
Total Segment | Health care services
Segment and corporate information
Revenue from contracts with customers	3,292,628	3,570,987	9,986,979	10,541,719
Total Segment | Health care products
Segment and corporate information
Revenue from contracts with customers	1,021,882	988,559	3,000,649	2,952,592
Care Delivery
Segment and corporate information
Revenue from contracts with customers	3,340,492	3,617,886	10,123,895	10,675,348
Revenue from insurance contracts	429,946	356,382	1,205,997	927,009
Revenue	3,770,438	3,974,268	11,329,892	11,602,357
Care Delivery | Health care services
Segment and corporate information
Revenue from contracts with customers	3,292,628	3,570,987	9,986,979	10,541,719
Care Delivery | Health care products
Segment and corporate information
Revenue from contracts with customers	47,864	46,899	136,916	133,629
Care Enablement
Segment and corporate information
Revenue from contracts with customers	974,018	941,660	2,863,733	2,818,963
Revenue from lease contracts	15,706	20,309	57,497	44,411
Revenue	989,724	961,969	2,921,230	2,863,374
Care Enablement | Health care products
Segment and corporate information
Revenue from contracts with customers	974,018	941,660	2,863,733	2,818,963
Operating Segments | Total Segment
Segment and corporate information
Revenue	5,129,845	5,304,291	15,349,727	15,567,649
Operating income (loss)	480,249	330,882	1,133,075	976,682
Depreciation and amortization	(365,319)	(386,719)	(1,122,294)	(1,188,447)
Impairment loss	6,299	(61,298)	(121,666)	(115,634)
Income (loss) from equity method investees	41,248	22,635	102,730	98,419
Total assets	58,798,600	58,080,414	58,798,600	58,080,414
thereof investment in equity method investees	690,794	705,102	690,794	705,102
Additions of property, plant and equipment, intangible assets and right-of-use assets	334,262	251,963	921,234	871,938
Operating Segments | Care Delivery
Segment and corporate information
Revenue	3,770,438	3,974,268	11,329,892	11,602,357
Operating income (loss)	419,447	332,143	936,779	1,000,882
Depreciation and amortization	(254,304)	(273,295)	(781,558)	(844,550)
Impairment loss	7,712	(55,212)	(104,537)	(77,317)
Income (loss) from equity method investees	41,248	20,337	102,730	91,988
Total assets	43,296,775	42,737,970	43,296,775	42,737,970
thereof investment in equity method investees	690,794	366,925	690,794	366,925
Additions of property, plant and equipment, intangible assets and right-of-use assets	215,996	163,945	622,331	567,037
Operating Segments | Care Enablement
Segment and corporate information
Revenue	1,359,407	1,330,023	4,019,835	3,965,292
Operating income (loss)	60,802	(1,261)	196,296	(24,200)
Depreciation and amortization	(111,015)	(113,424)	(340,736)	(343,897)
Impairment loss	(1,413)	(6,086)	(17,129)	(38,317)
Income (loss) from equity method investees		2,298		6,431
Total assets	15,501,825	15,342,444	15,501,825	15,342,444
thereof investment in equity method investees		338,177		338,177
Additions of property, plant and equipment, intangible assets and right-of-use assets	118,266	88,018	298,903	304,901
Operating Segments | Corporate
Segment and corporate information
Operating income (loss)	(13,348)	(8,012)	9,103	(23,116)
Depreciation and amortization	(17,561)	(17,318)	(53,582)	(52,841)
Impairment loss		(96)		(96)
Total assets	11,027,934	9,766,812	11,027,934	9,766,812
Additions of property, plant and equipment, intangible assets and right-of-use assets	9,133	5,454	35,260	29,047
Inter-segment
Segment and corporate information
Revenue	(369,683)	(368,054)	(1,098,605)	(1,101,918)
Operating income (loss)	(4,205)	1,358	(8,680)	(11,774)
Depreciation and amortization	10,787	11,399	32,286	30,981
Total assets	(37,315,733)	(32,212,530)	(37,315,733)	(32,212,530)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(12,063)	(6,891)	(39,512)	(24,155)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(369,683)	(368,054)	(1,098,605)	(1,101,918)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (369,683)	€ (368,054)	€ (1,098,605)	€ (1,101,918)